Other Reserves - Summary of Other Reserves Attributable to Royal Dutch Shell Plc Shareholders (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Merger Reserve [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	$ 37,298	$ 37,298
Ending balance	37,296	37,298
Share Premium Reserve [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	154	154
Ending balance	154	154
Capital Redemption Reserve [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	95	84
Repurchases of shares	12
Ending balance	107	84
Share Plan Reserve [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	1,098	1,440
Share-based compensation	(276)	(107)
Ending balance	821	1,333
Accumulated Other Comprehensive Income [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(22,030)	(22,182)
Other comprehensive income/(loss) attributable to Royal Dutch Shell plc shareholders	(2,534)	(877)
Transfer from other comprehensive income	(102)	(1,134)
Ending balance	(24,664)	(24,193)
Other Reserves [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	16,615	16,794
Other comprehensive income/(loss) attributable to Royal Dutch Shell plc shareholders	(2,534)	(877)
Transfer from other comprehensive income	(102)	(1,134)
Repurchases of shares	12
Share-based compensation	(276)	(107)
Ending balance	$ 13,715	$ 14,676